Document and Entity Information	Jun. 04, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 04, 2026
Entity Registrant Name	ALPHABET INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37580
Entity Tax Identification Number	61-1767919
Entity Address Address Line 1	1600 Amphitheatre Parkway
Entity Address City Or Town	Mountain View
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94043
City Area Code	650
Local Phone Number	253-0000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001652044
Common Class A [Member]
Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.001 par value
Trading Symbol	GOOGL
Security Exchange Name	NASDAQ
Capital Class C [Member]
Entity Information [Line Items]
Security 12b Title	Class C Capital Stock, $0.001 par value
Trading Symbol	GOOG
Security Exchange Name	NASDAQ
2.375% Senior Notes due 2028 [Member]
Entity Information [Line Items]
Security 12b Title	2.375% Senior Notes due 2028
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
2.500% Senior Notes Due 2029 [Member]
Entity Information [Line Items]
Security 12b Title	2.500% Senior Notes due 2029
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.125% Senior Notes due 2029 [Member]
Entity Information [Line Items]
Security 12b Title	4.125% Senior Notes due 2029
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.200% Senior Notes due 2030 [Member]
Entity Information [Line Items]
Security 12b Title	3.200% Senior Notes due 2030
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
2.875% Senior Notes due 2031 [Member]
Entity Information [Line Items]
Security 12b Title	2.875% Senior Notes due 2031
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.625% Senior Notes due 2032 [Member]
Entity Information [Line Items]
Security 12b Title	4.625% Senior Notes due 2032
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.000% Senior Notes Due 2033 [Member]
Entity Information [Line Items]
Security 12b Title	3.000% Senior Notes due 2033
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.125% Senior Notes due 2034 [Member]
Entity Information [Line Items]
Security 12b Title	3.125% Senior Notes due 2034
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.625% Senior Notes due 2034 [Member]
Entity Information [Line Items]
Security 12b Title	3.625% Senior Notes due 2034
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.375% Senior Notes Due 2037 [Member]
Entity Information [Line Items]
Security 12b Title	3.375% Senior Notes due 2037
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.500% Senior Notes due 2038 [Member]
Entity Information [Line Items]
Security 12b Title	3.500% Senior Notes due 2038
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
5.500% Senior Notes due 2041 [Member]
Entity Information [Line Items]
Security 12b Title	5.500% Senior Notes due 2041
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.000% Senior Notes due 2044 [Member]
Entity Information [Line Items]
Security 12b Title	4.000% Senior Notes due 2044
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.875% Senior Notes Due 2045 [Member]
Entity Information [Line Items]
Security 12b Title	3.875% Senior Notes due 2045
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.500% Senior Notes due 2045 [Member]
Entity Information [Line Items]
Security 12b Title	4.500% Senior Notes due 2045
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.000% Senior Notes Due 2054 [Member]
Entity Information [Line Items]
Security 12b Title	4.000% Senior Notes due 2054
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
5.875% Senior Notes due 2058 [Member]
Entity Information [Line Items]
Security 12b Title	5.875% Senior Notes due 2058
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.800% Senior Notes due 2045 [Member]
Entity Information [Line Items]
Security 12b Title	4.800% Senior Notes due 2045
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.375% Senior Notes due 2064 [Member]
Entity Information [Line Items]
Security 12b Title	4.375% Senior Notes due 2064
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
6.125% Senior Notes due 2126 [Member]
Entity Information [Line Items]
Security 12b Title	6.125% Senior Notes due 2126
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true